LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–91.24%
Aerospace & Defense–2.24%
Airbus SE	66,931	$ 8,939,803
BAE Systems PLC	1,304,871	15,783,879
L3Harris Technologies, Inc.	53,583	10,515,128
Lockheed Martin Corp.	7,041	3,328,492
		38,567,302
Automobile Components–0.37%
Lear Corp.	45,717	6,377,064
		6,377,064
Automobiles–1.66%
Ford Motor Co.	508,765	6,410,439
General Motors Co.	606,934	22,262,339
		28,672,778
Banks–9.70%
Bank of America Corp.	267,920	7,662,512
Citigroup, Inc.	687,200	32,222,808
Citizens Financial Group, Inc.	357,661	10,862,165
Comerica, Inc.	68,602	2,978,699
Fifth Third Bancorp	144,140	3,839,890
First Citizens BancShares, Inc. Class A	23,014	22,394,923
First Horizon Corp.	150,721	2,679,819
FNB Corp.	184,280	2,137,648
Huntington Bancshares, Inc.	373,655	4,184,936
JPMorgan Chase & Co.	151,586	19,753,172
KeyCorp	345,931	4,331,056
New York Community Bancorp, Inc.	361,888	3,271,467
Regions Financial Corp.	209,436	3,887,132
Truist Financial Corp.	135,059	4,605,512
U.S. Bancorp	117,841	4,248,168
United Bankshares, Inc.	70,696	2,488,499
Valley National Bancorp	227,161	2,098,968
Wells Fargo & Co.	894,987	33,454,614
		167,101,988
Beverages–0.93%
Coca-Cola Co.	68,413	4,243,658
Constellation Brands, Inc. Class A	52,201	11,791,684
		16,035,342
Biotechnology–0.30%
Gilead Sciences, Inc.	61,707	5,119,830
		5,119,830
Broadline Retail–0.08%
Kohl's Corp.	61,146	1,439,377
		1,439,377
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–2.19%
Carlyle Group, Inc.	155,950	$ 4,843,807
Charles Schwab Corp.	52,339	2,741,517
Federated Hermes, Inc.	41,718	1,674,560
Franklin Resources, Inc.	146,056	3,934,749
Intercontinental Exchange, Inc.	41,500	4,328,035
Invesco Ltd.	232,879	3,819,216
Janus Henderson Group PLC	68,161	1,815,809
Lazard Ltd. Class A	57,089	1,890,217
Raymond James Financial, Inc.	74,345	6,934,158
T Rowe Price Group, Inc.	51,379	5,800,689
		37,782,757
Chemicals–1.35%
Chemours Co.	75,919	2,273,015
Huntsman Corp.	92,887	2,541,388
LyondellBasell Industries NV Class A	70,379	6,607,884
PPG Industries, Inc.	89,203	11,915,737
		23,338,024
Communications Equipment–1.60%
Cisco Systems, Inc.	526,745	27,535,595
		27,535,595
Consumer Staples Distribution & Retail–2.24%
Dollar General Corp.	96,883	20,389,996
Walgreens Boots Alliance, Inc.	208,568	7,212,282
Walmart, Inc.	74,043	10,917,640
		38,519,918
Containers & Packaging–1.95%
International Paper Co.	176,589	6,367,799
Packaging Corp. of America	35,187	4,885,011
Sealed Air Corp.	336,759	15,460,606
Sonoco Products Co.	49,343	3,009,923
Westrock Co.	128,045	3,901,531
		33,624,870
Distributors–0.16%
Genuine Parts Co.	16,917	2,830,383
		2,830,383
Diversified Consumer Services–0.16%
H&R Block, Inc.	77,258	2,723,344
		2,723,344
Diversified Telecommunication Services–2.38%
AT&T, Inc.	938,808	18,072,054
Verizon Communications, Inc.	590,961	22,982,473
		41,054,527
LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–4.86%
Alliant Energy Corp.	91,659	$ 4,894,591
American Electric Power Co., Inc.	122,619	11,157,103
Edison International	86,674	6,118,318
Entergy Corp.	53,486	5,762,582
Eversource Energy	63,691	4,984,458
Exelon Corp.	267,201	11,193,050
FirstEnergy Corp.	132,308	5,300,258
IDACORP, Inc.	25,847	2,800,005
NextEra Energy, Inc.	47,103	3,630,699
NRG Energy, Inc.	111,621	3,827,484
OGE Energy Corp.	101,918	3,838,232
†PG&E Corp.	401,960	6,499,693
Pinnacle West Capital Corp.	54,238	4,297,819
PPL Corp.	175,039	4,864,334
Xcel Energy, Inc.	66,450	4,481,388
		83,650,014
Electrical Equipment–0.20%
Emerson Electric Co.	39,019	3,400,116
		3,400,116
Entertainment–0.55%
Activision Blizzard, Inc.	111,309	9,526,937
		9,526,937
Financial Services–2.47%
Apollo Global Management, Inc.	87,873	5,550,059
Equitable Holdings, Inc.	170,426	4,327,116
Fidelity National Information Services, Inc.	363,550	19,751,671
Visa, Inc. Class A	47,548	10,720,172
Western Union Co.	189,611	2,114,163
		42,463,181
Food Products–2.36%
Conagra Brands, Inc.	134,486	5,051,294
General Mills, Inc.	45,585	3,895,694
Kraft Heinz Co.	731,930	28,303,733
Mondelez International, Inc. Class A	49,010	3,416,978
		40,667,699
Gas Utilities–0.48%
New Jersey Resources Corp.	47,712	2,538,278
Southwest Gas Holdings, Inc.	31,322	1,956,059
UGI Corp.	106,550	3,703,678
		8,198,015
Ground Transportation–0.37%
Union Pacific Corp.	31,233	6,285,954
		6,285,954
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–5.26%
Baxter International, Inc.	641,379	$ 26,014,332
Koninklijke Philips NV	781,935	14,361,704
Medtronic PLC	388,029	31,282,898
Zimmer Biomet Holdings, Inc.	147,118	19,007,645
		90,666,579
Health Care Providers & Services–5.43%
AmerisourceBergen Corp.	41,319	6,615,585
Cardinal Health, Inc.	212,031	16,008,340
Cigna Group	57,204	14,617,338
Elevance Health, Inc.	36,307	16,694,322
Humana, Inc.	25,420	12,340,393
Laboratory Corp. of America Holdings	118,983	27,297,080
		93,573,058
Hotels, Restaurants & Leisure–0.30%
McDonald's Corp.	11,535	3,225,302
Wendy's Co.	87,053	1,896,014
		5,121,316
Household Durables–2.22%
Garmin Ltd.	40,284	4,065,461
Leggett & Platt, Inc.	70,052	2,233,258
Newell Brands, Inc.	730,725	9,090,219
Panasonic Holdings Corp.	1,469,500	13,147,778
Sony Group Corp.	66,100	6,020,612
Whirlpool Corp.	27,726	3,660,387
		38,217,715
Household Products–0.32%
Kimberly-Clark Corp.	40,727	5,466,378
		5,466,378
Industrial Conglomerates–0.30%
Siemens AG	32,031	5,189,147
		5,189,147
Insurance–6.24%
Allstate Corp.	66,199	7,335,511
American International Group, Inc.	507,942	25,579,959
Cincinnati Financial Corp.	28,221	3,163,010
Fidelity National Financial, Inc.	501,153	17,505,274
First American Financial Corp.	22,140	1,232,312
MetLife, Inc.	55,107	3,192,900
Old Republic International Corp.	148,263	3,702,127
Principal Financial Group, Inc.	45,624	3,390,776
Prudential Financial, Inc.	70,321	5,818,360

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Prudential PLC	736,011	$ 10,077,187
Unum Group	89,459	3,538,998
Willis Towers Watson PLC	99,087	23,025,837
		107,562,251
Interactive Media & Services–0.61%
†Alphabet, Inc. Class A	101,305	10,508,368
		10,508,368
IT Services–2.08%
Cognizant Technology Solutions Corp. Class A	471,975	28,757,437
International Business Machines Corp.	53,681	7,037,042
		35,794,479
Machinery–0.96%
Fortive Corp.	46,475	3,168,201
Komatsu Ltd.	508,600	12,626,064
Pentair PLC	14,189	784,226
		16,578,491
Media–2.87%
Comcast Corp. Class A	619,787	23,496,125
Fox Corp. Class A	330,090	11,239,565
Interpublic Group of Cos., Inc.	132,619	4,938,732
Omnicom Group, Inc.	45,603	4,302,187
Paramount Global Class B	248,198	5,537,297
		49,513,906
Metals & Mining–0.33%
Newmont Corp.	115,925	5,682,643
		5,682,643
Multi-Utilities–3.65%
Avista Corp.	33,822	1,435,744
Black Hills Corp.	33,134	2,090,755
CenterPoint Energy, Inc.	129,705	3,821,109
CMS Energy Corp.	74,118	4,549,363
Dominion Energy, Inc.	116,542	6,515,863
DTE Energy Co.	43,210	4,733,224
NiSource, Inc.	175,719	4,913,103
NorthWestern Corp.	29,651	1,715,607
Public Service Enterprise Group, Inc.	266,931	16,669,841
Sempra Energy	75,881	11,470,172
WEC Energy Group, Inc.	52,380	4,965,100
		62,879,881
Oil, Gas & Consumable Fuels–7.53%
BP PLC	6,083,219	38,449,099
Chevron Corp.	30,840	5,031,854
ConocoPhillips	50,157	4,976,076
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Partners LP	1,097,465	$ 28,424,343
EQT Corp.	386,278	12,326,131
Exxon Mobil Corp.	40,004	4,386,839
Hess Corp.	67,411	8,921,172
Marathon Petroleum Corp.	25,311	3,412,682
ONEOK, Inc.	116,368	7,394,023
Shell PLC	425,923	12,138,197
Valero Energy Corp.	30,819	4,302,332
		129,762,748
Personal Care Products–1.50%
Unilever PLC	497,534	25,836,941
		25,836,941
Pharmaceuticals–4.84%
AstraZeneca PLC	98,866	13,698,307
Bayer AG	328,240	20,968,497
Eli Lilly & Co.	20,182	6,930,903
Merck & Co., Inc.	33,721	3,587,577
Novo Nordisk AS ADR	45,922	7,308,027
Pfizer, Inc.	134,794	5,499,595
Sanofi	234,666	25,456,266
		83,449,172
Professional Services–2.24%
Leidos Holdings, Inc.	191,618	17,640,353
SS&C Technologies Holdings, Inc.	369,512	20,866,343
		38,506,696
Software–1.43%
Microsoft Corp.	85,356	24,608,135
		24,608,135
Specialty Retail–0.30%
Ross Stores, Inc.	49,437	5,246,749
		5,246,749
Technology Hardware, Storage & Peripherals–1.52%
HP, Inc.	167,849	4,926,368
Samsung Electronics Co. Ltd. GDR	12,310	15,206,343
Seagate Technology Holdings PLC	90,954	6,013,879
		26,146,590
Textiles, Apparel & Luxury Goods–0.35%
Ralph Lauren Corp.	51,366	5,992,871
		5,992,871
Tobacco–1.66%
Altria Group, Inc.	230,991	10,306,818
British American Tobacco PLC ADR	326,237	11,457,444

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco (continued)
Philip Morris International, Inc.	69,745	$ 6,782,701
		28,546,963
Trading Companies & Distributors–0.37%
MSC Industrial Direct Co., Inc. Class A	23,635	1,985,340
Watsco, Inc.	13,929	4,431,651
		6,416,991
Wireless Telecommunication Services–0.33%
Rogers Communications, Inc. Class B	124,064	5,750,181
		5,750,181
Total Common Stock (Cost $1,377,073,990)		1,571,933,264

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–8.20%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	141,323,481	$ 141,323,481
Total Money Market Fund (Cost $141,323,481)		141,323,481

TOTAL INVESTMENTS–99.44% (Cost $1,518,397,471)	1,713,256,745
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.56%	9,638,620
NET ASSETS APPLICABLE TO 83,757,715 SHARES OUTSTANDING–100.00%	$1,722,895,365

† Non-income producing.

The following futures contracts were outstanding at March 31, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
43	British Pound	$3,320,406	$3,226,264	6/16/23	$94,142	$—
41	Euro	5,588,044	5,494,570	6/16/23	93,474	—
42	Japanese Yen	4,001,813	3,916,611	6/16/23	85,202	—
					272,818	—
Equity Contracts:
15	Dow Jones U.S. Real Estate Index	496,950	471,418	6/16/23	25,532	—
18	E-mini MSCI Emerging Markets Index	895,950	866,359	6/16/23	29,591	—
10	E-mini Russell 2000 Index	906,750	942,522	6/16/23	—	(35,772)
210	E-mini S&P 500 Index	43,446,375	41,540,532	6/16/23	1,905,843	—
88	E-mini S&P MidCap 400 Index	22,261,360	22,783,485	6/16/23	—	(522,125)
127	Euro STOXX 50 Index	5,868,739	5,807,097	6/16/23	61,642	—
36	FTSE 100 Index	3,392,447	3,498,387	6/16/23	—	(105,940)
19	Nikkei 225 Index (OSE)	4,012,502	4,015,384	6/8/23	—	(2,882)
					2,022,608	(666,719)
Total Futures Contracts					$2,295,426	$(666,719)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$13,843,620	$24,723,682	$—	$38,567,302
Automobile Components	6,377,064	—	—	6,377,064
LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Automobiles	$28,672,778	$—	$—	$28,672,778
Banks	167,101,988	—	—	167,101,988
Beverages	16,035,342	—	—	16,035,342
Biotechnology	5,119,830	—	—	5,119,830
Broadline Retail	1,439,377	—	—	1,439,377
Capital Markets	37,782,757	—	—	37,782,757
Chemicals	23,338,024	—	—	23,338,024
Communications Equipment	27,535,595	—	—	27,535,595
Consumer Staples Distribution & Retail	38,519,918	—	—	38,519,918
Containers & Packaging	33,624,870	—	—	33,624,870
Distributors	2,830,383	—	—	2,830,383
Diversified Consumer Services	2,723,344	—	—	2,723,344
Diversified Telecommunication Services	41,054,527	—	—	41,054,527
Electric Utilities	83,650,014	—	—	83,650,014
Electrical Equipment	3,400,116	—	—	3,400,116
Entertainment	9,526,937	—	—	9,526,937
Financial Services	42,463,181	—	—	42,463,181
Food Products	40,667,699	—	—	40,667,699
Gas Utilities	8,198,015	—	—	8,198,015
Ground Transportation	6,285,954	—	—	6,285,954
Health Care Equipment & Supplies	76,304,875	14,361,704	—	90,666,579
Health Care Providers & Services	93,573,058	—	—	93,573,058
Hotels, Restaurants & Leisure	5,121,316	—	—	5,121,316
Household Durables	19,049,325	19,168,390	—	38,217,715
Household Products	5,466,378	—	—	5,466,378
Industrial Conglomerates	—	5,189,147	—	5,189,147
Insurance	97,485,064	10,077,187	—	107,562,251
Interactive Media & Services	10,508,368	—	—	10,508,368
IT Services	35,794,479	—	—	35,794,479
Machinery	3,952,427	12,626,064	—	16,578,491
Media	49,513,906	—	—	49,513,906
Metals & Mining	5,682,643	—	—	5,682,643
Multi-Utilities	62,879,881	—	—	62,879,881
Oil, Gas & Consumable Fuels	79,175,452	50,587,296	—	129,762,748
Personal Care Products	25,836,941	—	—	25,836,941
Pharmaceuticals	23,326,102	60,123,070	—	83,449,172
Professional Services	38,506,696	—	—	38,506,696
Software	24,608,135	—	—	24,608,135
Specialty Retail	5,246,749	—	—	5,246,749
Technology Hardware, Storage & Peripherals	10,940,247	15,206,343	—	26,146,590
Textiles, Apparel & Luxury Goods	5,992,871	—	—	5,992,871
Tobacco	28,546,963	—	—	28,546,963
Trading Companies & Distributors	6,416,991	—	—	6,416,991
Wireless Telecommunication Services	5,750,181	—	—	5,750,181
Money Market Fund	141,323,481	—	—	141,323,481
Total Investments	$1,501,193,862	$212,062,883	$—	$1,713,256,745
Derivatives:

Assets:
Futures Contracts	$2,295,426	$—	$—	$2,295,426
Liabilities:
Futures Contracts	$(666,719)	$—	$—	$(666,719)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP BlackRock Dividend Value Managed Volatility Fund–7